Restructuring Expenses (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012 employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
Number of positions eliminated (in employees)	110
Restructuring expenses	€ 891	€ 891	€ 0	€ 11,201